Property and Equipment and Investment Properties_Property And Equipment(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)	[1]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		₩ 5,067,377,000,000	[1]	₩ 4,272,127,000,000	$ 4,385,593
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		4,272,127,000,000		4,201,697,000,000
Beginning(PPE)		4,842,991,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		988,674,000,000		461,910,000,000
Transfers	[2]	(12,898,000,000)		(123,072,000,000)
Disposal		(168,769,000,000)		(6,878,000,000)
Depreciation	[3]	(598,921,000,000)		(273,694,000,000)
Business combination		0		765,000,000
Others		16,300,000,000		11,399,000,000
Ending(PPE)		5,067,377,000,000	[1]	4,272,127,000,000
Depreciation Recognised In Profit Or Loss		111,000,000		128,000,000
Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		8,371,641,000,000		7,216,866,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		7,216,866,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		8,371,641,000,000		7,216,866,000,000
Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(3,296,209,000,000)		(2,937,862,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(2,937,862,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(3,296,209,000,000)		(2,937,862,000,000)
Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(8,055,000,000)		(6,877,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(6,877,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(8,055,000,000)		(6,877,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment [Abstract]
Beginning(Accumulated impairment losses of PPE)		(6,877,000,000)		(6,877,000,000)
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Impairment		(1,178,000,000)		0
Reversal		0		0
Business combination		0		0
Disposal and Others		0		0
Ending(Accumaulated impairment losses of PPE)		(8,055,000,000)		(6,877,000,000)
Accumulated impairment losses on property and equipment excluding Right-of use assets
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment [Abstract]
Beginning(Accumulated impairment losses of PPE)		(6,877,000,000)		(6,877,000,000)
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Impairment		0		0
Reversal		0		0
Business combination		0		0
Disposal and Others		0		0
Ending(Accumaulated impairment losses of PPE)		(6,877,000,000)		(6,877,000,000)
Accumulated Impairment losses On Right Of Use Assets In Property And Equipment
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Impairment		(1,178,000,000)
Reversal		0
Business combination		0
Disposal and Others		0
Ending(Accumaulated impairment losses of PPE)		(1,178,000,000)
Land
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,430,794,000,000		2,432,041,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		2,432,041,000,000		2,474,354,000,000
Beginning(PPE)		2,432,041,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		7,334,000,000		247,000,000
Transfers	[2]	(3,957,000,000)		(41,888,000,000)
Disposal		(4,907,000,000)		(691,000,000)
Depreciation	[3]	0		0
Business combination		0		0
Others		283,000,000		19,000,000
Ending(PPE)		2,430,794,000,000		2,432,041,000,000
Land | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,431,812,000,000		2,433,059,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		2,433,059,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		2,431,812,000,000		2,433,059,000,000
Land | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Land | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(1,018,000,000)		(1,018,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(1,018,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(1,018,000,000)		(1,018,000,000)
Buildings
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		1,502,923,000,000		1,330,211,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		1,330,211,000,000		1,371,153,000,000
Beginning(PPE)		1,330,211,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		10,908,000,000		3,738,000,000
Transfers	[2]	220,535,000,000		9,683,000,000
Disposal		(9,964,000,000)		(4,528,000,000)
Depreciation	[3]	(55,669,000,000)		(51,881,000,000)
Business combination		0		0
Others		6,902,000,000		2,046,000,000
Ending(PPE)		1,502,923,000,000		1,330,211,000,000
Buildings | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,265,929,000,000		2,043,459,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		2,043,459,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		2,265,929,000,000		2,043,459,000,000
Buildings | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(757,147,000,000)		(707,389,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(707,389,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(757,147,000,000)		(707,389,000,000)
Buildings | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(5,859,000,000)		(5,859,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(5,859,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(5,859,000,000)		(5,859,000,000)
Leasehold improvements
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		116,124,000,000	[4]	127,636,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		127,636,000,000		89,729,000,000
Beginning(PPE)	[4]	122,309,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		13,398,000,000		28,922,000,000
Transfers	[2]	58,645,000,000		70,221,000,000
Disposal		(338,000,000)		(633,000,000)
Depreciation	[3]	(77,948,000,000)		(71,931,000,000)
Business combination		0		0
Others		58,000,000		11,328,000,000
Ending(PPE)		116,124,000,000	[4]	127,636,000,000
Leasehold improvements | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		865,531,000,000		878,078,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		878,078,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		865,531,000,000		878,078,000,000
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(749,407,000,000)		(750,442,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(750,442,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(749,407,000,000)		(750,442,000,000)
Leasehold improvements | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Equipment and vehicles
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		380,353,000,000		280,624,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		280,624,000,000		243,205,000,000
Beginning(PPE)		280,624,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		283,896,000,000		182,868,000,000
Transfers	[2]	(4,000,000)		242,000,000
Disposal		(526,000,000)		(1,026,000,000)
Depreciation	[3]	(183,900,000,000)		(144,791,000,000)
Business combination		0		121,000,000
Others		263,000,000		5,000,000
Ending(PPE)		380,353,000,000		280,624,000,000
Equipment and vehicles | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		1,867,739,000,000		1,729,223,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		1,729,223,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		1,867,739,000,000		1,729,223,000,000
Equipment and vehicles | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(1,487,386,000,000)		(1,448,599,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(1,448,599,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(1,487,386,000,000)		(1,448,599,000,000)
Equipment and vehicles | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Construction in progress
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		86,303,000,000		88,618,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		88,618,000,000		14,808,000,000
Beginning(PPE)		88,618,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		293,204,000,000		236,495,000,000
Transfers	[2]	(288,136,000,000)		(161,330,000,000)
Disposal		0		0
Depreciation	[3]	0		0
Business combination		0		644,000,000
Others		(7,383,000,000)		(1,999,000,000)
Ending(PPE)		86,303,000,000		88,618,000,000
Construction in progress | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		86,303,000,000		88,618,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		88,618,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		86,303,000,000		88,618,000,000
Construction in progress | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Construction in progress | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Financial lease assets
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		12,997,000,000		12,997,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		12,997,000,000		8,448,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition				9,640,000,000
Transfers	[2]			0
Disposal				0
Depreciation	[3]			(5,091,000,000)
Business combination				0
Others				0
Ending(PPE)				12,997,000,000
Financial lease assets | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		44,429,000,000		44,429,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		44,429,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)				44,429,000,000
Financial lease assets | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(31,432,000,000)		(31,432,000,000)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		(31,432,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)				(31,432,000,000)
Financial lease assets | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)				₩ 0
Right-of-use assets In Property and Equipment
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		550,880,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment Abstract [Abstract]
Beginning(PPE)	[4]	589,188,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		379,934,000,000
Transfers	[2]	19,000,000
Disposal		(153,034,000,000)
Depreciation	[3]	(281,404,000,000)
Business combination		0
Others		16,177,000,000
Ending(PPE)		550,880,000,000
Right-of-use assets In Property and Equipment | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		854,327,000,000
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		854,327,000,000
Right-of-use assets In Property and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(302,269,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(302,269,000,000)
Right-of-use assets In Property and Equipment | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(1,178,000,000)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		₩ (1,178,000,000)

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.
[2]	Including transfers with investment property and assets held for sale.
[3]	Including depreciation cost and others amounting to KRW 128 million and KRW 111 million recorded in other operating expenses in the statements of comprehensive income for the years ended December 31, 2018 and 2019, respectively.
[4]	Beginning balances of leasehold improvement and right-of-use assets are based on IFRS 16.